Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Core ETF
April 30, 2026
OTF-NPRT3-0626
1.9897906.105
Common Stocks - 98.8%
	Shares	Value ($)
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA (a)	10,387	2,818,490
BRAZIL - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (a)	1,540	2,760,650
CANADA - 1.4%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Imperial Oil Ltd	81,396	10,903,535
Materials - 0.4%
Metals & Mining - 0.4%
Franco-Nevada Corp (United States)	21,577	4,970,046
TOTAL CANADA		15,873,581
GERMANY - 1.0%
Industrials - 0.4%
Electrical Equipment - 0.4%
Siemens Energy AG	23,972	5,080,571
Information Technology - 0.6%
Software - 0.6%
SAP SE ADR	38,149	6,465,874
TOTAL GERMANY		11,546,445
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
BE Semiconductor Industries NV	20,921	6,069,732
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	49,479	19,596,653
UNITED KINGDOM - 2.1%
Consumer Staples - 1.4%
Beverages - 0.5%
Diageo PLC ADR (b)	65,408	5,275,155
Tobacco - 0.9%
British American Tobacco PLC	175,194	10,305,826
TOTAL CONSUMER STAPLES		15,580,981
Health Care - 0.7%
Pharmaceuticals - 0.7%
GSK PLC ADR	142,242	7,440,679
TOTAL UNITED KINGDOM		23,021,660
UNITED STATES - 91.7%
Communication Services - 12.1%
Diversified Telecommunication Services - 0.3%
Comcast Corp Class A	121,113	3,274,896
Entertainment - 0.4%
Netflix Inc (a)	48,851	4,572,942
Interactive Media & Services - 11.0%
Alphabet Inc Class A	229,292	88,231,562
Meta Platforms Inc Class A	60,374	36,943,454
		125,175,016
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	23,894	4,671,277
TOTAL COMMUNICATION SERVICES		137,694,131
Consumer Discretionary - 10.0%
Broadline Retail - 5.4%
Amazon.com Inc (a)	232,199	61,546,667
Diversified Consumer Services - 0.2%
Service Corp International/US	37,681	3,053,290
Hotels, Restaurants & Leisure - 1.9%
Domino's Pizza Inc	10,665	3,619,914
Hilton Worldwide Holdings Inc	21,657	7,018,384
Marriott International Inc/MD Class A1	14,400	5,208,336
Vail Resorts Inc	26,109	3,320,543
Viking Holdings Ltd (a)	28,582	2,341,152
		21,508,329
Household Durables - 1.2%
DR Horton Inc	33,659	5,178,774
Somnigroup International Inc	104,123	7,898,771
		13,077,545
Specialty Retail - 1.3%
Lowe's Cos Inc	42,234	10,085,057
Ross Stores Inc	19,452	4,430,971
		14,516,028
TOTAL CONSUMER DISCRETIONARY		113,701,859
Consumer Staples - 3.0%
Beverages - 1.8%
Coca-Cola Co/The	132,903	10,467,440
Keurig Dr Pepper Inc	324,825	9,549,855
		20,017,295
Personal Care Products - 0.5%
Kenvue Inc	342,058	5,996,277
Tobacco - 0.7%
Philip Morris International Inc	48,085	7,937,391
TOTAL CONSUMER STAPLES		33,950,963
Energy - 4.4%
Energy Equipment & Services - 0.2%
Kodiak Gas Services Inc	43,114	2,923,129
Oil, Gas & Consumable Fuels - 4.2%
ConocoPhillips	40,818	5,134,088
Exxon Mobil Corp	151,200	23,334,696
MPLX LP	60,574	3,408,499
Shell PLC ADR	169,380	15,357,685
		47,234,968
TOTAL ENERGY		50,158,097
Financials - 10.9%
Banks - 4.6%
Bank of America Corp	341,797	18,272,468
M&T Bank Corp	28,558	6,243,635
PNC Financial Services Group Inc/The	41,597	9,276,131
Wells Fargo & Co	217,790	17,908,872
		51,701,106
Capital Markets - 1.7%
Bank of New York Mellon Corp/The	95,332	12,809,761
Blue Owl Capital Inc Class A (b)	506,463	4,938,014
Robinhood Markets Inc Class A (a)	33,433	2,436,931
		20,184,706
Financial Services - 2.6%
Apollo Global Management Inc	70,099	9,023,143
Visa Inc Class A	62,522	20,622,257
		29,645,400
Insurance - 2.0%
Arthur J Gallagher & Co	26,253	5,418,619
Chubb Ltd	32,208	10,532,016
Travelers Companies Inc/The	22,040	6,725,286
		22,675,921
TOTAL FINANCIALS		124,207,133
Health Care - 7.0%
Biotechnology - 0.6%
Gilead Sciences Inc	53,489	6,998,500
Health Care Equipment & Supplies - 0.9%
Baxter International Inc	230,779	4,057,095
Boston Scientific Corp (a)	105,926	6,102,397
		10,159,492
Health Care Providers & Services - 1.9%
Cencora Inc	12,873	3,965,013
Cigna Group/The	24,069	6,993,970
Humana Inc	12,302	2,908,685
UnitedHealth Group Inc	21,794	8,074,241
		21,941,909
Life Sciences Tools & Services - 1.4%
Bruker Corp	79,229	2,908,497
Danaher Corp	26,001	4,652,879
Thermo Fisher Scientific Inc	16,992	8,138,488
		15,699,864
Pharmaceuticals - 2.2%
Eli Lilly & Co	15,015	14,033,019
Merck & Co Inc	56,703	6,190,834
Royalty Pharma PLC Class A	84,358	4,225,492
		24,449,345
TOTAL HEALTH CARE		79,249,110
Industrials - 13.3%
Aerospace & Defense - 3.8%
Boeing Co (a)	102,841	23,553,674
GE Aerospace	50,492	14,639,146
Huntington Ingalls Industries Inc	12,282	4,474,210
		42,667,030
Air Freight & Logistics - 1.4%
FedEx Corp	15,225	6,140,395
United Parcel Service Inc Class B	84,694	9,214,707
		15,355,102
Building Products - 0.5%
A O Smith Corp	99,239	6,136,940
Construction & Engineering - 0.5%
EMCOR Group Inc	6,865	6,121,315
Electrical Equipment - 1.5%
GE Vernova Inc	15,287	16,562,853
Ground Transportation - 0.5%
Old Dominion Freight Line Inc	26,821	5,697,584
Machinery - 5.1%
Allison Transmission Holdings Inc	70,496	9,471,138
Cummins Inc	23,369	15,680,833
Otis Worldwide Corp	97,551	7,597,271
PACCAR Inc	73,867	8,775,400
Westinghouse Air Brake Technologies Corp	56,700	15,302,763
		56,827,405
TOTAL INDUSTRIALS		149,368,229
Information Technology - 26.7%
Communications Equipment - 0.8%
Arista Networks Inc (a)	51,987	8,978,675
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp Class A	72,685	10,704,320
Corning Inc	8,848	1,453,195
		12,157,515
IT Services - 0.5%
Amdocs Ltd	88,411	5,717,539
Semiconductors & Semiconductor Equipment - 12.9%
Broadcom Inc	67,189	28,046,704
Intel Corp (a)	72,125	6,814,370
KLA Corp	5,639	9,870,224
Lam Research Corp	8,815	2,273,036
Micron Technology Inc	7,550	3,904,558
NVIDIA Corp	476,335	95,062,176
		145,971,068
Software - 4.4%
Gen Digital Inc	252,218	4,865,285
Microsoft Corp	90,174	36,771,154
Salesforce Inc	45,586	8,047,297
		49,683,736
Technology Hardware, Storage & Peripherals - 7.0%
Apple Inc	145,919	39,595,121
GPGI Inc Class A (b)	224,597	3,465,532
Seagate Technology Holdings PLC	18,531	12,483,223
Western Digital Corp	55,672	24,190,597
		79,734,473
TOTAL INFORMATION TECHNOLOGY		302,243,006
Materials - 1.4%
Chemicals - 1.0%
Corteva Inc	59,921	4,854,200
LyondellBasell Industries NV Class A1	47,783	3,564,612
Mosaic Co/The	149,795	3,485,730
		11,904,542
Metals & Mining - 0.4%
Newmont Corp	18,069	2,007,285
Royal Gold Inc	10,269	2,396,579
		4,403,864
TOTAL MATERIALS		16,308,406
Real Estate - 1.3%
Health Care REITs - 0.5%
Ventas Inc	70,809	6,221,278
Specialized REITs - 0.8%
American Tower Corp	28,411	5,190,974
Millrose Properties Inc Class A	98,298	3,014,799
		8,205,773
TOTAL REAL ESTATE		14,427,051
Utilities - 1.6%
Electric Utilities - 1.0%
PG&E Corp	201,885	3,355,329
Southern Co/The	87,753	8,485,715
		11,841,044
Multi-Utilities - 0.6%
Sempra	67,098	6,382,362
TOTAL UTILITIES		18,223,406
TOTAL UNITED STATES		1,039,531,391
TOTAL COMMON STOCKS (Cost $902,017,953)		1,121,218,602

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.69	11,964,093	11,966,486
Fidelity Securities Lending Cash Central Fund (d)(e)	3.69	9,247,944	9,248,869
TOTAL MONEY MARKET FUNDS (Cost $21,215,355)			21,215,355

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $923,233,308)	1,142,433,957
NET OTHER ASSETS (LIABILITIES) - (0.7)% (c)	(7,986,934)
NET ASSETS - 100.0%	1,134,447,023

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	33	6/2026	11,952,188	62,248

The notional amount of long futures as a percentage of Net Assets is 1.1%.

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Includes $820,438 of cash collateral to cover margin requirements for futures contracts.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $853.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,389,961	174,682,892	164,105,510	300,543	(857)	-	11,966,486	11,964,093	0.0%
Fidelity Securities Lending Cash Central Fund	-	95,088,423	85,839,918	10,971	364	-	9,248,869	9,247,944	0.0%
Total	1,389,961	269,771,315	249,945,428	311,514	(493)	-	21,215,355

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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